File No. 2-40341

811-2192

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 81	☒

(Check appropriate box or boxes.)

The Dreyfus Third Century Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A for The Dreyfus Third Century Fund, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until May 1, 2017, the effectiveness of Post-Effective Amendment No. 78 ("PEA No. 78"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-16-001942 on December 29, 2016. Since no other changes are intended to be made to PEA No. 78 by means of this filing, Parts A, B and C of PEA No. 78 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for Class A, Class C, Class I, Class Y and Class Z shares of The Dreyfus Third Century Fund, Inc. is incorporated herein by reference to Part A of PEA No. 78.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A, Class C, Class I, Class Y and Class Z shares of The Dreyfus Third Century Fund, Inc. is incorporated herein by reference to Part B of PEA No. 78.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 78.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 14th day of April, 2017.

The Dreyfus Third Century Fund, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/14/2017
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	04/14/2017
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	04/14/2017
Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	04/14/2017
Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	04/14/2017
J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	04/14/2017
Gordon J. Davis

/s/ Isabel P. Dunst*	Board Member	04/14/2017
Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	04/14/2017
Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	04/14/2017
Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	04/14/2017
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	04/14/2017
Benaree Pratt Wiley

*BY:	/s/ Maureen E. Kane
Maureen E. Kane Attorney-in-Fact